Restriction on Cash and Due from Banks - (Detail Textuals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Restricted Cash and Investments [Abstract]
Reserve funds in cash and/or on deposit with Federal Reserve Bank	$ 1,310,000	$ 1,327,000